JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

March 16, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

JPMorgan Research Market Neutral Fund

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration Statement on Form N-14 with respect to the following proposed reorganization:

Acquired Fund		Acquiring Fund
JPMorgan Market Neutral Fund	merges with and into	JPMorgan Research Market Neutral Fund

The Registration Statement is proposed to become effective on April 16, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please contact the undersigned at 212-648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary